Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Initial Class, Service Class, and Service Class 2
April 29, 2023
As Revised November 8, 2023
Summary Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
VHI-SUSTK-1123-103 1.9892700.103	November 9, 2023
Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio
Investor Class
April 29, 2023
As Revised November 8, 2023
Summary Prospectus

Effective January 1, 2024, the following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jared Beckerman (Co-Portfolio Manager) has managed the fund since 2024.
VIPHI-INV-SUSTK-1123-103 1.9892701.103	November 9, 2023